Capital Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuance of Trust Preferred Securities	$ 7,500
Capital Securities included in Tier I capital, maximum (in hundredths)	25.00%
Trust Preferred Securities subject to mandatory redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Percentage of Capital Issued (in hundredths)	9.25%
Capital securities, maturity date	Jan. 15, 2008
Junior Subordinated Debt Securities [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Redemption amount of Junior Subordinated Debt Securities	$ 3,862
Redemption of debt securities (in hundredths)	104.625%